Fair Value Measurement (Details Textuals) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 709.0	$ 237.0
Long-term Debt	2,493.7	2,022.5
2.7% Senior Notes due 2019 [Member]
Debt Instrument [Line Items]
Senior Notes	399.5	399.5
Senior notes fixed interest rate	2.70%	2.70%
4.4% Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Senior Notes	553.1	553.2
Senior notes fixed interest rate	4.40%	4.40%
5.6% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Senior Notes	349.7	349.7
Senior notes fixed interest rate	5.60%	5.60%
5.05% Senior Notes due 2045 [Member]
Debt Instrument [Line Items]
Senior Notes	298.4	298.3
Senior notes fixed interest rate	5.05%	5.05%
7.125% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 183.7	$ 184.4
Senior notes fixed interest rate	7.125%	7.125%